Share Based Payments	12 Months Ended
Dec. 31, 2020
Share Based Payments [abstract]
Share Based Payments

20.   Share Based Payments

During the year ended December 31, 2020, the Company recognized share-based payments of $12,388 (December 31, 2019 - $5,471) related to the amortization of deferred, restricted and performance share units and $56 (December 31, 2019 – $542) related to amortization of stock options.

(a)	Deferred Share Units (DSUs)

	Cash Settled
	Number of DSUs	Fair Value
Outstanding, December 31, 2018	850,067	$3,116
Granted	111,804	455
Changes in fair value	-	347
Outstanding, December 31, 2019	961,871	3,918
Granted	162,648	383
Changes in fair value	-	4,938
Outstanding, December 31, 2020	1,124,519	$9,239

On April 20, 2020, the Company granted 162,648 deferred share units to its non-executive directors with a fair value of $2.36 (C$3.32) for each DSU (year ended December 31, 2019 - 111,804 DSUs with a fair value of $3.62 (C$4.83) per DSU).

(b)    Restricted Share Units (RSUs)

	Cash Settled		Equity Settled
	Number of RSUs	Fair Value	Number of RSUs
Outstanding, December 31, 2018	659,385	$2,057	734,631
Granted	139,661	506	633,914
Units paid out in cash	(406,611)	(1,466)	-
Vested and paid out in shares	-	-	(201,633)
Changes in fair value and vesting	-	60	-
Outstanding, December 31, 2019	392,435	1,157	1,166,912
Granted	1,056,207	2,489	815,220
Units paid out in cash	(81,152)	(257)	-
Vested and paid out in shares	-	-	(448,766)
Changes in fair value and vesting	-	2,003	-
Outstanding, December 31, 2020	1,367,490	5,392	1,533,366
Less: current portion		(3,128)
Non-current portion		$2,264

On April 20, 2020, the Company granted to its employees and officers a total of 1,056,207 cash-settled and 815,220 equity-settled RSUs, which vest 20% on the first anniversary, 30% on the second anniversary and 50% on the third anniversary of the date of grant. The fair value on the grant date of the 815,220 equity settled RSUs was $2.36 (C$3.32) per RSU (year ended December 31, 2019- 633,914 with a fair value of $3.62 (C$4.83) per RSU).

(c)    Performance Share Units

Equity Settled
Number of PSUs
Outstanding, December 31, 2018	1,002,166
Granted	422,609
Vested and paid out in shares	(150,325)
Outstanding, December 31, 2019	1,274,450
Forfeited or cancelled	(191,498)
Vested and paid out in shares	(243,782)
Outstanding, December 31, 2020	839,170

During the year ended December 31, 2020, no PSUs were granted (year ended December 31, 2019 – 422,609 with a fair value of $3.62 (C$4.83) per share unit) to the Company’s officers.

The PSUs granted during the year ended December 31, 2019 vest 20% on the first anniversary, 30% on the second anniversary and 50% on the third anniversary of the date of grant based on prescribed performance metrics, and are subject to a multiplier ranging from 50% to 200% depending on the achievement level of certain performance targets.

d)    Stock Options

The Company’s Stock Option Plan, as amended and approved from time to time, permits the Company to issue up to 12,200,000 stock options. As at December 31, 2020, a total of 2,092,236 stock options are available for issuance under the plan.

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2018	1,784,029	$5.85
Outstanding, December 31, 2019	1,784,029	5.85
Exercised	(211,626)	6.28
Expired unexercised	(517,833)	4.79
Outstanding, December 31, 2020	1,054,570	$6.28
Vested and exercisable, December 31, 2019	1,459,779	$5.77
Vested and exercisable, December 31, 2020	1,054,570	$6.28